Vanguard Total Stock Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Value Index Fund
Vanguard Mid-Cap Growth Fund
Supplement Dated February 17, 2023, to the Prospectuses and Summary Prospectuses Dated April 29, 2022
Important Changes to Vanguard Total Stock Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund and Vanguard Mid-Cap Growth Index Fund (the Funds)

Effective immediately Michelle Louie has been added as a co-portfolio manager of Vanguard Total Stock Market Index Fund.
Effective immediately Aurélie Denis has been added as a co-portfolio manager of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund and Vanguard Mid-Cap Growth Index Fund.
The Funds’ investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Fund Summary section for each fund:
For Vanguard Total Stock Market Index Fund

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.

For Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund and Vanguard Mid-Cap Growth Index Fund

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.
Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Funds section:
For Vanguard Total Stock Market Index Fund

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010, has worked in investment management since 2011, has managed investment portfolios since 2016, and has co-managed the Fund since February 2023. Education: B.S., The American University; M.B.A., Georgia Institute of Technology.
For Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund and Vanguard Mid-Cap Growth Index Fund

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.S., Pennsylvania State University.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 585A 022023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Index Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated April 29, 2022
Important Changes to Vanguard Index Funds
Vanguard Extended Market Index Fund
Effective immediately, Michelle Louie has been added as a co-portfolio manager of Vanguard Extended Market Index Fund (the Fund). She replaces William A. Coleman, who had previously co-managed the Fund, and joins Donald M. Butler, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.

Vanguard Small-Cap Index Fund
Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard Small-Cap Index Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Gerard C. O’Reilly, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.

Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Effective immediately, Nick Birkett has been added as a co-portfolio manager of Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (the Funds). He replaces William A. Coleman, who had previously co-managed the Funds, and joins Gerard C. O’Reilly, who will continue to co-manage the Funds.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Effective immediately, Aurélie Denis has been added as a co-portfolio manager of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (the Funds). She joins Donald M. Butler and Awais Khan, who will continue to co-manage the Funds.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Vanguard Total Stock Market Index Fund
Effective immediately, Michelle Louie has been added as a co-portfolio manager of Vanguard Total Stock Market Index Fund (the Fund). She joins Gerard C. O’Reilly and Walter Nejman, who will continue to co-manage the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading “1. Other Accounts Managed” on page B-48:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Nick Birkett[1]	Registered investment companies[2]	10	$94B	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis[3]	Registered investment companies[4]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michelle Louie[5]	Registered investment companies[6]	13	$1.08T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul[7]	Registered investment companies[8]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Birkett began co-managing the Funds he manages on February 17, 2023.
2 Information provided as of December 31, 2022.
3 Ms. Denis began co-managing the Funds she manages on February 17, 2023.
4 Information provided as of December 31, 2022.
5 Ms. Louie began co-managing the Funds she manages on February 17, 2023.
6 Information provided as of December 31, 2022.
7 Mr. Narzikul began co-managing the Funds he manages on February 17, 2023.
8 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-49:

As of December 31, 2022, Mr. Birkett owned no shares of Vanguard Small-Cap Growth Index Fund or Vanguard Small-Cap Value Index Fund.

As of December 31, 2022, Ms. Denis owned shares of Vanguard Mid-Cap Index Fund within the $1-$10,000 range.

As of December 31, 2022, Ms. Louie owned shares of Vanguard Extended Market Index Fund within the $50,000-$100,000 range, and shares of Vanguard Total Stock Market Index Fund valued at over $1,000,000.

As of December 31, 2022, Mr. Narzikul owned no shares of Vanguard Small-Cap Index Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 040A 022023